Stock Options	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Stock Options [Abstract]
STOCK OPTIONS

NOTE 6 – STOCK OPTIONS

On January 1, 2020, pursuant to the terms on the employment agreement with Mr. Yakov he was granted 6,667 common stock options. The grant shall vest at the rate of 1/3 beginning on each anniversary of the effective date of grant. The options have an exercise price of $0.001 and expire in three years after each vest date. The aggregate fair value of the options totaled $99,994 based on the Black Scholes Merton pricing model using the following estimates: exercise price of $0.001, 1.63% risk free rate, 95.3% volatility and expected life of the options of 3 years. The fair value is being amortized over the applicable vesting period and credited to additional paid in capital.

A summary of the status of the Company’s outstanding stock options and changes during the three months ended March 31, 2020 is presented below:

Stock Options	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Options outstanding at January 1, 2020	278,506	$0.0001	—
Granted	6,667	$0.001	—
Exercised	—	$—	—
Forfeited	—	$—	—
Options outstanding March 31, 2020	285,173	$0.0001	$4,177,590
Shares exercisable at March 31, 2020	59,701	$0.0001	$895,505

NOTE 10 — STOCK OPTIONS

On April 10, 2018, the Company entered into an employment agreement with its VP of Finance pursuant to which he was granted 265,172 common stock options. The grant shall vest at the rate of 1/5 beginning on each anniversary of the effective date of grant. The options have an exercise price of $0.003 and expire in three years after each vest date. The aggregate fair value of the options totalled $1,192,535 based on the Black Scholes Merton pricing model using the following estimates: exercise price of $0.003, 2.43% risk free rate, 123.7% volatility and expected life of the options of 5 years. The fair value is being amortized over the applicable vesting period and credited to additional paid in capital.

On January 1, 2018, pursuant to the terms on the employment agreement with Mr. Yakov he was granted 6,667 common stock options. The grant shall vest at the rate of 1/3 beginning on each anniversary of the effective date of grant. The options have an exercise price of $0.03 and expire in three years after each vest date. The aggregate fair value of the options totalled $39,812 based on the Black Scholes Merton pricing model using the following estimates: exercise price of $0.03, 2.13% risk free rate, 123.7% volatility and expected life of the options of 3 years. The fair value is being amortized over the applicable vesting period and credited to additional paid in capital.

On January 1, 2019, pursuant to the terms on the employment agreement with Mr. Yakov he was granted 6,667 common stock options. The grant shall vest at the rate of 1/3 beginning on each anniversary of the effective date of grant. The options have an exercise price of $0.03 and expire in three years after each vest date. The aggregate fair value of the options totalled $39,814 based on the Black Scholes Merton pricing model using the following estimates: exercise price of $0.03, 2.47% risk free rate, 104.8% volatility and expected life of the options of 3 years. The fair value is being amortized over the applicable vesting period and credited to additional paid in capital.

On November 13, 2019, the Company entered into an agreement with the above holder of 265,172 common stock options and on November 25, 2019, the Company entered into an agreement with the holder of 13,334 common stock options, whereby the Company and option holders each agreed that the exercise price pertaining to those options would not be adjusted for the effects of the Reverse Stock Split. As are result, the exercise price of $0.003 associated with the options granted to the VP of Finance was modified to be $0.0001, and the exercise price of $0.03 associated with the options granted to Mr. Yakov was modified to be $0.001. The Company evaluated the impact of the option modification and concluded that there was no material impact to the consolidated financial statements.

	For the year ended December 31, 2019
Stock Options	Shares	Weighted Average Exercise Price	Aggregate Intrinsic Value
Options outstanding at January 1	271,839	$0.0001	—
Granted	6,667	$0.001	—
Exercised	—	$—	—
Forfeited	—	$—	—
Options outstanding December 31	278,506	$0.0001	$4,177,590
Shares exercisable at December 31	55,257	$0.0001	$828,855